MONY CLOSED BLOCK OF BUSINESS	12 Months Ended
Dec. 31, 2021
Closed Block Disclosure [Abstract]
MONY CLOSED BLOCK OF BUSINESS

12. MONY CLOSED BLOCK OF BUSINESS

In 1998, MONY Life Insurance Company ("MONY") converted from a mutual insurance company to a stock corporation ("demutualization"). In connection with its demutualization, an accounting mechanism known as a closed block (the "Closed Block") was established for certain individuals’ participating policies in force as of the date of demutualization. Assets, liabilities, and earnings of the Closed Block are specifically identified to support its participating policyholders. The Company acquired the Closed Block in conjunction with the acquisition of MONY in 2013.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block’s policyholders and will not revert to the benefit of MONY or the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of MONY’s general account, any of MONY’s separate accounts or any affiliate of MONY without the approval of the Superintendent of The New York State Department of Financial Services (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the general account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) at the acquisition date of October 1, 2013, represented the estimated maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. In connection with the acquisition of MONY, the Company developed an actuarial calculation of the expected timing of MONY’s Closed Block’s earnings as of October 1, 2013. Pursuant to the acquisition of the Company by Dai-ichi Life on February 1, 2015, this actuarial calculation of the expected timing of MONY’s Closed Block earnings was recalculated and reset on that date, along with the establishment of a policyholder dividend obligation as of such date.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in the Company’s net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

12. MONY CLOSED BLOCK OF BUSINESS – (Continued)

Summarized financial information for the Closed Block is as follows:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Closed block liabilities
Future policy benefits, policyholders’ account balances and other policyholder liabilities	$5,277	$5,406
Policyholder dividend obligation	401	580
Other liabilities	10	7
Total closed block liabilities	5,688	5,993
Closed block assets
Fixed maturities, available-for-sale, at fair value	4,633	4,903
Commercial mortgage loans on real estate	68	68
Policy loans	557	596
Cash and other invested assets	73	46
Other assets	83	91
Total closed block assets	5,414	5,704
Excess of reported closed block liabilities over closed block assets	274	289
Portion of above representing accumulated other comprehensive income:
Net unrealized investments gains (losses) net of policyholder dividend obligation: $323 and $493; and net of income tax: $(68) and $(104)	—	—
Future earnings to be recognized from closed block assets and closed block liabilities	$274	$289

Reconciliation of the policyholder dividend obligation is as follows:

	For The Year Ended
	December 31,
	2021	2020

	(Dollars In Millions)
Policyholder dividend obligation, beginning balance	$580	$279
Applicable to net revenue	(9)	(25)
Change in net unrealized investment gains allocated to policyholder dividend obligation	(170)	326
Policyholder dividend obligation, ending balance	$401	$580

12. MONY CLOSED BLOCK OF BUSINESS – (Continued)

Closed Block revenues and expenses were as follows:

	For The Year Ended December 31,
	2021	2020	2019

	(Dollars In Millions)
Revenues
Premiums and other income	$144	$154	$162
Net investment income	189	202	207
Net gains (losses) — investments and derivatives	28	(2)	(2)
Total revenues	361	354	367
Benefits and other deductions
Benefits and settlement expenses	342	332	337
Other operating expenses	1	2	1
Total benefits and other deductions	343	334	338
Net revenues before income taxes	18	20	29
Income tax expense	5	4	6
Net revenues	$13	$16	$23